Accounts Payable and Accrued Expenses and Accounts payable – Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses and Accounts payable – Related Party

Note 9. Accounts Payable and Accrued Expenses and Accounts payable – Related Party

Significant components of accounts payable and accrued expenses as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023	December 31, 2022
	(Unaudited)
Accrued expenses	$294,511	$241,960
Accounts payable	415,558	324,754
Accrued legal costs	345,596	349,726
Accrued salary and payroll taxes	1,173	134,152
Total	$1,056,838	$1,050,592

As of June 30, 2023 and December 31, 2022, the Company owed Virhtech GmbH, a related party of the Company, $6,427 and $27,029, respectively, for services performed for the Company and is classified as accounts payable – related party on the condensed consolidated balance sheets.

Note 9. Accounts Payable and Accrued Expenses

Significant components of accounts payable and accrued expenses at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021

Accrued expenses	$241,960	$385,776
Accounts payable	324,754	375,774
Accrued legal costs	349,726	253,901
Accrued salary and payroll taxes	134,152	50,228
Total	$1,050,592	$1,065,679

As of December 31, 2022 and 2021, the Company owed Virhtech Gmbh, a related party of the Company, $27,029 and $124,370, respectively, for services performed for the Company and is classified as accounts payable – related party on the consolidated balance sheets.